RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

Related party balances as of June 30, 2022 and 2021 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2022	June 30, 2021

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000